Segment information - Segmented Statement of Profit or Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total revenue and income	R$ 4,823,761	R$ 3,319,823	R$ 2,575,968
Cost of services	(1,713,828)	(769,946)	(426,961)
Administrative expenses	(813,341)	(392,476)	(285,788)
Selling expenses	(1,012,544)	(505,902)	(360,612)
Financial expenses, net	(1,269,058)	(339,844)	(353,451)
Other income (expenses), net	(185,894)	(177,056)	(57,691)
Total expenses	(6,258,878)	(2,185,224)	(1,484,503)
Loss on investment in associates	(10,437)	(6,937)	(810)
Profit (loss) before income taxes	(1,445,554)	1,127,662	1,090,655
Income taxes and social contributions	68,206	(290,216)	(286,460)
Net income (loss) for the year	(1,377,348)	837,446	804,195
StoneCo (ex-Linx)
Disclosure of operating segments [line items]
Total revenue and income	4,291,132
Cost of services	(1,409,319)
Administrative expenses	(535,093)
Selling expenses	(913,933)
Financial expenses, net	(1,095,702)
Other income (expenses), net	(111,650)
Total expenses	(4,065,697)
Loss on investment in associates	(10,437)
Profit (loss) before income taxes	214,998
Income taxes and social contributions	14,530
Net income (loss) for the year	229,528	958,193	857,100
Linx
Disclosure of operating segments [line items]
Total revenue and income	532,629
Cost of services	(304,509)
Administrative expenses	(109,723)
Selling expenses	(98,611)
Financial expenses, net	(32,561)
Other income (expenses), net	(6,512)
Total expenses	(551,916)
Loss on investment in associates	0
Profit (loss) before income taxes	(19,287)
Income taxes and social contributions	(6,950)
Net income (loss) for the year	R$ (26,237)	R$ 0	R$ 0